Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward Of Goodwill
The following is a rollforward of the Company's goodwill by segment ($ in millions):

	Test & Measurement	Environmental	Life Sciences & Diagnostics	Dental	Industrial Technologies	Total
Balance, January 1, 2013	$1,969.2	$1,554.9	$6,138.9	$2,168.0	$2,378.1	$14,209.1
Attributable to 2013 acquisitions	—	214.1	256.4	—	47.0	517.5
Foreign currency translation and other	(23.3)	82.4	(90.5)	28.6	(6.6)	(9.4)
Balance, December 31, 2013	1,945.9	1,851.4	6,304.8	2,196.6	2,418.5	14,717.2
Attributable to 2014 acquisitions	55.4	163.2	365.9	1,059.1	—	1,643.6
Attributable to 2014 divestitures (see Note 3)	—	—	—	—	(37.3)	(37.3)
Foreign currency translation and other	(53.9)	(77.3)	(325.5)	(112.8)	(80.8)	(650.3)
Balance, December 31, 2014	$1,947.4	$1,937.3	$6,345.2	$3,142.9	$2,300.4	$15,673.2

Finite Lived Intangible And Indefinite Assets By Major Class
Finite-lived intangible assets are amortized over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$1,560.7	$(651.0)	$1,266.9	$(564.4)
Customer relationships and other intangibles	4,024.7	(1,183.7)	3,409.6	(995.5)
Total finite-lived intangibles	5,585.4	(1,834.7)	4,676.5	(1,559.9)
Indefinite-lived intangibles:
Trademarks and trade names	3,308.8	—	2,781.1	—
Total intangibles	$8,894.2	$(1,834.7)	$7,457.6	$(1,559.9)